Inventory (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Schedule of inventory, net	The following table presents inventory:

	December 31, 2018	December 31, 2017
Raw materials	$7,247	$17,411
Finished goods	179,673	414,480
Total inventory	$186,920	$431,891